Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2021
OceanPal Inc. Predecessors
Product Information [Line Items]
Schedule predecessors time charter revenues

During the six months ended June 30, 2021 and 2020, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2021	2020
Cargill International S.A.		37%
Phaethon International Co AG.		33%
Uniper Global Commodities, Dusseldorf GE		11%
Crystal Sea Shipping Co., Limited		20%
C Transport Maritime LTD	37%
Vitera Chartering	28%
Reachy International	25%